Note 3 - Accrued Expenses (In Thousands)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
3.
Accrued Expenses
(in thousands)

	December 31,
	201 9	201 8

Accrued payroll	$193	$154
Accrued vacation	311	310
Accrued bonus	245	170
Rent payable	—	191
Accrued interest, related party	—	479
Other	79	99
	$828	$1,403